Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,443,000
Previously Paid Amount	0
Total Fee Amount	4,048.42
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $26,443,000.
Net Fee	$ 4,048.42
Narrative - Max Aggregate Offering Amount	26,443,000
Final Prospectus	true